-------------------------------------------------------
COLONIAL MINNESOTA TAX-EXEMPT FUND    Semiannual report
-------------------------------------------------------
July 31, 1998

                               [graphic omitted]

                          ----------------------------
                          Not FDIC   May Lose Value
                          Insured    No Bank Guarantee
                          ----------------------------

--------------------------------------------------------------------------------
                  COLONIAL MINNESOTA TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1998 - JULY 31, 1998

INVESTMENT OBJECTIVE: Colonial Minnesota Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Minnesota state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates varied considerably, but were essentially unchanged between the beginning and the end of the period. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, Minnesota's strong economy, responsible fiscal management and significant financial reserves supported the prices of many of the Fund's
holdings during the period."                                   - Brian Hartford

                 COLONIAL MINNESOTA TAX-EXEMPT FUND PERFORMANCE

                                               CLASS A      CLASS B    CLASS C
Inception dates                                9/26/86       8/4/92     8/1/97
-------------------------------------------------------------------------------
Distributions declared per share(1)             $0.244      $0.214     $0.226
-------------------------------------------------------------------------------
SEC yields on 7/31/98(2)                         4.13%       3.57%      3.87%
-------------------------------------------------------------------------------
Taxable-equivalent SEC yields(3)                 7.47%       6.46%      7.00%
-------------------------------------------------------------------------------
Six-month total returns, assuming                1.41%       1.01%      1.17%
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)(4)
-------------------------------------------------------------------------------
Net asset value per share on 7/31/98            $7.35       $7.35       $7.35

(1) A portion of the Fund's income may be subject to the alternative minimum tax.
(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or Distributor had not waived or borne certain Fund expenses, SEC yields would have been 4.06% for Class A shares, 3.49% for Class B shares and 3.49% for Class C shares.
(3) Taxable-equivalent SEC yields are based on the combined maximum effective 44.7% federal and Minnesota state income tax rate.
(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

    The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income and will be taxable when distributed.

QUALITY BREAKDOWN (as of 7/31/98)          TOP FIVE SECTORS (as of 7/31/98)
---------------------------------------------------------------------------

AAA ......... 48.8%  BBB .........  5.0%   Hospitals ................... 17.1%
AA .......... 25.5%  CCC .........  1.2%   Local General Obligations ... 16.6%
A ........... 11.5%  Non-rated ...  8.0%   Education ................... 13.0%
                                           Joint Power Authority ....... 11.4%
                                           Refunded ....................  8.3%

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

In June 1998, Harold Cogger retired as president of Colonial Minnesota Tax-Exempt Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Minnesota Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile, based on uncertainty over the effects of the Asian economic crisis on the U.S. economy. However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

The tax-exempt bond market experienced price volatility similar to that of the broader U.S. government bond market. Early in the period, declines in long-term interest rates that occurred in the fourth quarter of 1997 helped stimulate the supply of municipal bonds. Many issuers rushed to take advantage of low rates to refinance existing higher-coupon debt, as well as to finance new projects. The market found it difficult to absorb the unusually large increase in supply and prices declined early in 1998. During this period, municipal bond yields became very attractive in comparison to Treasury bonds. The increased investor demand that followed helped push municipal bond prices higher towards the end of July.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Minnesota Tax-Exempt Fund remains a suitable option for their investment portfolios.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 11, 1998

Because market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.

--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT REPORT

BRIAN HARTFORD is portfolio manager of Colonial Minnesota Tax-Exempt Fund. Mr. Hartford is vice president of Colonial Management Associates, Inc. and is the Quantitative Risk Manager for Colonial's tax-exempt investments.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED
Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. Bond prices rallied modestly near the end of July as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced alternately declining and rising prices. Supply and demand factors contributed to this volatility. Declines in long-term interest rates during the fourth quarter of 1997 led to an increased supply of municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. During the last half of 1997, the portfolio benefited from its holdings in discount and non-callable bonds, which tend to perform well in a declining-rate environment. However, in the most recent six-month period, bond prices were volatile, reflecting investors' changing expectations about the strength and direction of the nation's economy. This vacillating bond market had a somewhat dampening effect on the performance of the Fund's discount and non-callable holdings. For the six months ended July 31, 1998, the total return for Class A shares was 1.41%, based on net asset value.

MINNESOTA'S FINANCIAL HEALTH EXCEEDS FORECAST
Continued strength in the regional and national economies, as well as additional stock market gains, have contributed to strong revenue growth for the state. Minnesota's tax receipts for the most recent fiscal year have exceeded forecast amounts in almost every category. Employment remained strong, with the number of jobs in Minnesota reaching an all-time high in May. The metropolitan Minneapolis-St. Paul area continued to keep pace with the rest of the state, with robust levels of construction and housing activity, retail sales and corporate earnings. As in many other parts of the nation, tight labor markets may restrain future economic growth. Therefore, we expect to continue focusing on revenue-backed, essential service bonds such as water and gas utilities, health care and public infrastructure. For example, we purchased additional bonds issued by The Mayo Clinic in Rochester, a nationally recognized health care research and treatment facility (the new purchase represents 2.0% of total net assets). Based on its strong management, national reputation and demand for its services, this issuer holds the highest uninsured bond rating of any health care issuer in the nation.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we do anticipate some variability in interest rates in the months to come. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COLONIAL MINNESOTA TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
            THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
            Growth of $10,000 from 7/31/88 - 7/31/98

                         CLASS A SHARES
                      Based on NAV and POP


                       NAV            POP          LEHMAN
--------------------------------------------------------------
Jul 31, 88          $10,000        $ 9,525        $10,000
Oct 31, 88           10,297          9,807         10,369
Jan 31, 89           10,507         10,008         10,594
Apr 28, 89           10,644         10,139         10,697
Jul 31, 89           11,001         10,479         11,218
Oct 31, 89           10,983         10,461         11,210
Jan 31, 90           11,149         10,620         11,445
Apr 30, 90           11,224         10,690         11,467
Jul 31, 90           11,702         11,146         11,995
Oct 31, 90           11,748         11,190         12,042
Jan 31, 91           12,120         11,544         12,503
Apr 30, 91           12,358         11,771         12,785
Jul 31, 91           12,547         11,951         13,043
Oct 31, 91           12,866         12,255         13,507
Jan 31, 92           13,130         12,506         13,867
Apr 30, 92           13,282         12,651         14,000
Jul 31, 92           13,933         13,271         14,835
Oct 30, 92           13,720         13,069         14,641
Jan 29, 93           14,233         13,557         15,230
Apr 30, 93           14,673         13,976         15,772
Jul 30, 93           14,947         14,237         16,146
Oct 29, 93           15,403         14,671         16,702
Jan 31, 94           15,745         14,997         17,098
Apr 29, 94           14,934         14,225         16,112
Jul 29, 94           15,245         14,521         16,449
Oct 31, 94           14,817         14,114         15,975
Jan 31, 95           15,285         14,559         16,489
Apr 28, 95           15,865         15,112         17,184
Jul 31, 95           16,021         15,260         17,744
Oct 31, 95           16,614         15,825         18,345
Jan 31, 96           17,348         16,524         18,971
Apr 30, 96           16,766         15,969         18,550
Jul 31, 96           17,135         16,321         18,914
Oct 31, 96           17,551         16,718         19,391
Jan 31, 97           17,723         16,881         19,700
Apr 30, 97           17,750         16,906         19,780
Jul 31, 97           19,041         18,137         20,854
Oct 31, 97           19,070         18,164         21,038
Jan 30, 98           19,680         18,746         21,692
Apr 30, 98           19,492         18,566         21,620
Jul 31, 98           19,957         19,009         22,103

                 GROWTH OF A $10,000 INVESTMENT MADE ON 7/31/88
                                  As of 7/31/98

------------------------------------------------------------------------------
         Class A                    Class B                    Class C
      NAV        POP           NAV         w/CDSC            NAV       w/CDSC
------------------------------------------------------------------------------
   $19,957     $19,009      $19,084       $19,084          $19,865     $19,865
------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 7/31/98


-----------------------------------------------------------------------------
                         CLASS A            CLASS B             CLASS C
INCEPTION               9/26/86              8/4/92             8/1/97
                     NAV      POP         NAV      W/CDSC     NAV     W/CDSC
-----------------------------------------------------------------------------
1 YEAR              4.81%    (0.17%)     4.01%   (0.91%)     4.33%     3.34%
-----------------------------------------------------------------------------
5 YEARS              5.95     4.93       5.16     4.83       5.85      5.85
-----------------------------------------------------------------------------
10 YEARS (OR LIFE)   7.15     6.63       6.68     6.68       7.10      7.10
-----------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO

                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 99.1%                                      PAR        VALUE
-------------------------------------------------------------------------------
EDUCATION - 12.9%
  EDUCATION
  State Higher Education Facilities
   Authority:
    Carleton College,
                                5.000%  11/01/18         $ 1,500      $ 1,466
    Macalester College, Series 4-N,
                                5.550%  03/01/17             500          525
    St. Johns University, Series 4-L,
                                5.350%  10/01/17           1,000        1,017
    University of St. Thomas:
     Series 4-M,
                                5.350%  04/01/17             500          508
     Series 4-P
                                5.375%  04/01/18             525          532
   University of Minnesota:
    Series 1996 A:
                                5.750%  07/01/14             500          547
                                5.750%  07/01/17           1,000        1,088
    Series 1999 A,
                                5.500%  07/01/21           1,000        1,063
                                                                      -------
                                                                        6,746
                                                                      -------
-----------------------------------------------------------------------------
 HEALTHCARE - 18.2%
  HOSPITALS - 16.9%
  Minneapolis-St. Paul Housing &
   Redevelopment Authority, Healthspan,
   Series 1993 A,
                                4.750%  11/15/18           3,160        2,983
  Monticello-Big Lake Community Hospital
   District,
                                5.750%  12/01/19             500          521
  Princeton,
   Fairview Hospital,
   Series 1991 C,
                                6.250%  01/01/21             300          322
  Red Wing,
   River Region Group,
   Series 1993 A:
                                6.400%  09/01/12             200          214
                                6.500%  09/01/22             300          322
  Rochester:
   Mayo Foundation,
    Series 1998 A,
                                5.500%  11/15/27          1,000         1,031
   Mayo Medical Center,
    Series 1992 I,
                                5.900%  11/15/09           1,000        1,115
  St. Cloud,
   St. Cloud Hospital,
   Series 1996 B,
                                5.000%  07/01/20           1,300        1,266
  St. Paul Housing & Redevelopment
   Authority, Healtheast Project:
    Series 1993 A,
                                6.625%  11/01/17             250          268
    Series 1997 A,
                                5.500%  11/01/09             250          257
    Series 1993 B,
                                6.625%  11/01/17             500          537
                                                                      -------
                                                                        8,836
                                                                      -------

  LIFECARE - 0.8%
  Bloomington Housing & Redevelopment Authority,
   Senior Summer House,
   Series 1998,
                                5.500%  11/01/01             110          110
  Columbia Heights, Crest View Corp.,
   Series 1998,
                                6.000%  03/01/33             300          301
                                                                      -------
                                                                          411
                                                                      -------

  NURSING HOME - 0.5%
  Duluth Economic Development Authority,
   BSM Properties, Inc.,
   Series 1998 A,
                                5.875%  12/01/28             250          250
                                                                      -------
-----------------------------------------------------------------------------
 HOUSING - 5.6%
  ASSISTED LIVING/SENIOR - 0.6%
  Roseville,
   Care Institute, Inc.,
   Series 1993,
                                7.750%  11/01/23             300          303
                                                                   -----------

  MULTI-FAMILY - 1.6%
  Lakeville,
   Southfork Apartment Project,
   Series 1989 A,
                                9.875%  02/01/20             200          202
  Minneapolis,
   Riverplace Project,
   Series 1987 A,
                                7.100%  01/01/20             230          233

  Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen,
   Series 1992,
                                9.250%  06/01/22             180          199
  White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989 A,
                                9.750%  07/15/19             200          204
                                                                      -------
                                                                          838
                                                                      -------

  SINGLE FAMILY - 3.4%
  Chicago & Stearns Counties,
   Series 1994 B,
                                7.050%  09/01/27           1,175        1,269
  Dakota County Housing &
   Redevelopment Authority,
   Series 1986,
                                7.200%  12/01/09              60           61
  Minneapolis-St. Paul Housing
   Board, Series 1987 C,
                                8.875%  11/01/18             305          315
  State Housing Finance Agency,
   Series 1988 D,
                                8.050%  08/01/18              90           93
  Washington County Housing &
   Redevelopment Authority,
   City of Cottage Grove, Series 1986,
                                7.600%  12/01/11              65           65
                                                                      -------
                                                                        1,803
                                                                      -------
-----------------------------------------------------------------------------
 OTHER - 10.7%
  POOL/BOND BANK - 2.5%
  Minneapolis Community Development
   Agency, Series 1991-1,
                                8.000%  12/01/16             250          278
  State Public Facilities Authority,
   Water Pollution Control Revenue,
   Series 1996 B,
                                5.400%  03/01/16           1,000        1,025
                                                                      -------
                                                                        1,303
                                                                      -------

  REFUNDED/ESCROWED (a) - 8.2%
  Burnsville, Fairview Community Hospital,
   Series 1982 A,
                          (b)           05/01/12           2,145          987
  Dakota & Washington Counties
   Housing & Redevelopment Authority,
   Series 1988,
                                8.150%  09/01/16             235          318
  Moorhead Residential,
                                7.100%  08/01/11              20           23
  Owatonna Independent School
   District No. 761, Series 1990:
                                7.100%  02/01/09             115          117
                                7.100%  02/01/10             120          122
                                7.100%  02/01/11             130          132
  Rockford Independent School
   District No. 883,
   Series A,
                                7.100%  12/15/10             400          405
  St. Louis Park,
   Methodist Hospital,
   Series 1990 C,
                                7.250%  07/01/18             165          178
  State Higher Education Facilities Authority:
    Hamline University,
     Series 3 K,
                                6.600%  06/01/08             250          271
    University of St. Thomas,
     Series 3 C,
                                7.100%  09/01/10             100          107

  State Public Facilities Authority,
   Water Pollution Control Revenue,
   Series 1989 A,
                                7.000%  03/01/09             100          104
  Western Minnesota Municipal
   Power Agency,
   Series 1983 A,
                                9.750%  01/01/16         $ 1,000      $ 1,525
                                                                      -------
                                                                        4,289
                                                                      -------
-----------------------------------------------------------------------------
 OTHER REVENUE - 8.9%
  HOTELS - 0.5%
  Minneapolis,
   Holiday Inn Metrodome Project,
                                6.000%  12/01/01             250          252
                                                                      -------

  INDUSTRIAL - 6.3%
  Alexandria Industrial Development
   Revenue Bonds,
   Seluemed Ltd.,
                                5.850%  03/01/18             830          840
  Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
                               10.000%  09/01/16             255          312
  Buffalo,
   Von Ruden Manufacturing, Inc.,
   Series 1989,
                               10.500%  09/01/14             525          563
  Duluth Seaway Port Authority,
   Cargill, Inc.,
   Series 1993 A,
                                5.750%  12/01/16           1,500        1,571
                                                                      -------
                                                                        3,286
                                                                      -------

  PAPER PRODUCTS - 1.5%
  Hubbard County,
   Potlach Corp.,
   Series 1987 A,
                                7.375%  08/01/13             285          298
  International Falls,
   Boise Cascade Corp. Project,
                                5.650%  12/01/22             500          507
                                                                      -------
                                                                          805
                                                                      -------

  RECREATION - 0.6%
  Metropolitan Council,
   Hubert H. Humphrey Metrodome,
   Series 1992,
                                6.000%  10/01/09             300          326
                                                                      -------
-----------------------------------------------------------------------------
 TAX-BACKED - 27.0%
  LOCAL APPROPRIATED - 3.4%
  Elk River Independent School District No. 728,
   Series 1997 A,
                                5.375%  02/01/17           1,000        1,019
  Hibbing Economic Development Authority,
                                6.400%  02/01/12             300          312
  Minneapolis Special School District No.1,
   Series 1998 A,
                                4.750%  02/01/18             500          476
                                                                      -------
                                                                        1,807
                                                                      -------

  LOCAL GENERAL OBLIGATIONS - 16.4%
  Austin,
   Series 1998 A,
                                5.450%  10/01/17             500          507
  Bagley Independent School District
   No. 162,
   Series 1994,
                                4.850%  02/01/12             750          747
  Minneapolis-St. Paul Metropolitan
   Aiports Commission,
   Series 7,
                                7.800%  01/01/11             300          311
  New York Mills Independent School
   District No. 553,
   Series 1992 A,
                                6.850%  02/01/18             210          227
  North St.Paul & Maplewood Unified
   School District,
   Series 1996 A,
                                5.125%  02/01/25           2,000        1,981
  Roseau Independent School
   District No. 682,
   Series 1991,
                                7.000%  02/01/14             200          209
  Rosemount Independent School
   District No. 196,
   Series 1994 B,
                          (b)           06/01/10           2,765        1,576
  St. Cloud Hydroelectric,
   Series 1996 D,
                                5.250%  12/01/18           2,000        2,015
  Waseca Independent School District
   No. 829,
                                5.500%  04/01/17           1,000        1,027
                                                                      -------
                                                                        8,600
                                                                      -------

  SPECIAL NON-PROPERTY TAX - 0.6%
  Red Lake Band of Chippewa Indians,
   Series 1998,
                                6.250%  08/01/13             300          299
                                                                      -------

  SPECIAL PROPERTY TAX - 0.4%
  Duluth Economic Development Authority,
   Series 1998 A,
                                0.000%  02/01/08             295          190
                                                                      -------

  STATE APPROPRIATED - 4.2%
  State, Duluth Airport,
   Series 1995 B,
                                6.250%  08/01/14           2,000        2,178
                                                                      -------

  STATE GENERAL OBLIGATIONS - 2.0%
  State,
   Series 1995,
                                5.250%  08/01/14           1,000        1,022
                                                                      -------
-----------------------------------------------------------------------------
 TRANSPORTATION - 3.2%
  AIRPORT - 2.0%
  Minneapolis-St. Paul Metropolitan
   Aiports Commission,
   Series 1998 B,
                                5.250%  01/01/12           1,000        1,020
                                                                      -------

  TRANSPORTATION - 1.2%
  St. Paul Port Authority,
   Series F:
                                9.125%  12/01/00              25           25
                                9.125%  12/01/01              25           25
                                9.125%  12/01/02              25           25
                                9.125%  12/01/14             575          546
                                                                      -------
                                                                          621
                                                                      -------
-----------------------------------------------------------------------------
 UTILITY - 12.6%
  INVESTOR OWNED - 0.8%
  Anoka County,
   United Power Association,
   Series 1987 A,
                                6.950%  12/01/08             400          426
                                                                      -------

  JOINT POWER AUTHORITY - 11.3%
  Northern Municipal Power Agency,
   Minnesota Power & Light Co.,
   Series 1989 A,
                                7.250%  01/01/16             700          724
   Southern Minnesota Municipal
   Power Agency,
   Series 1993 A:
                                4.750%  01/01/16           2,000        1,918
                                5.000%  01/01/12             750          744
   Series 1994 A,
                           (b)          01/01/27           9,000        2,093
   Series A,
                                5.000%  01/01/16             450          443
                                                                      -------
                                                                        5,922
                                                                      -------

  WATER & SEWER - 0.5%
   St.Paul,
   Series 1988 A,
                                8.000%  12/01/08             250          256
                                                                      -------

TOTAL MUNICIPAL BONDS (cost of $48,608)                                51,789
                                                                      -------

OPTIONS - 0.0%                                         CONTRACTS
-----------------------------------------------------------------------------
  September 1998 Treasury Bond Put,
  Strike price 120, Expiration 08/22/98
  (cost of $34)                                            3,000            3

  September 1998 Treasury Bond Call,
  Strike price 124, Expiration 08/22/98
  (cost of $28)                                            3,500           10
                                                                      -------

TOTAL OPTIONS (cost of $62)                                                13
                                                                      -------

TOTAL INVESTMENTS - 99.1% (cost of $ 48,670) (c)                       51,802
                                                                      -------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                    466
-----------------------------------------------------------------------------

NET ASSETS - 100.0%                                                  $ 52,268
                                                                     ========

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, soley for the payment of the interest and principle.
(b) Zero coupon bond.
(c) Cost for federal income tax purpose is the same.

See notes to financial statements.

                      STATEMENT OF ASSETS & LIABILITIES
                          JULY 31, 1998 (UNAUDITED)


(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $48,670)                                  $51,802

Receivable for:
  Interest                                               $742
  Investments sold                                        537
  Fund shares sold                                          6
Other                                                       4          1,289
                                                         -----       --------
    Total Assets                                                      53,091

LIABILITIES
Payable for:
  Investments purchased                                   531
  Fund shares repurchased                                 120
  Distributions                                            69
Accrued:
  Deferred trustees fees                                    3
Other                                                     100
                                                         -----
    Total Liabilities                                                    823
                                                                     -------

NET ASSETS                                                           $52,268
                                                                     -------

Net asset value & redemption price per share -
Class A ($31,567/4,293)                                                $7.35(a)
                                                                     =======
Maximum offering price per share - Class A
($7.35/0.9525)                                                         $7.72(b)
                                                                     =======
Net asset value & offering price per share -
Class B ($20,492/2,787)                                                $7.35(a)
                                                                     =======
Net asset value & offering price per share -
Class C ($209/28)                                                      $7.35(a)
                                                                     =======

COMPOSITION OF NET ASSETS
Capital paid in                                                      $49,628
Overdistributed net investment income                                    (68)
Accumulated net realized loss                                           (424)
Net unrealized appreciation                                            3,132
                                                                     -------
                                                                     $52,268
                                                                     =======


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                               $1,480

EXPENSES
Management fee                                          $131
Service fee                                               44
Distribution fee - Class B                                76
Distribution fee - Class C                               (a)
Transfer agent                                            41
Bookkeeping fee                                           14
Registration fee                                           8
Custodian fee                                              2
Audit fee                                                 10
Trustees fee                                               5
Reports to shareholders                                    4
Legal fee                                                  4
Other                                                     14
                                                        ----
                                                         353
Fees and expenses waived or borne
  by the Adviser                                         (24)
Fees waived by the Distributor -
  Class C                                                 (a)             329
                                                        ----           ------
       Net Investment Income                                            1,151
                                                                       ------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain                                                         313
Net unrealized depreciation                                              (824)
                                                                       ------
       Net Loss                                                          (511)
                                                                       ------

Increase in Net Assets from Operations                                 $  640
                                                                       ======


(a) Rounds to less than one.

See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)
                                                   Six months
                                                      ended        Year ended
(in thousands)                                        July 31      January 31
                                                    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS                      1998         1998 (a)
Operations:
Net investment income                                 $ 1,151        $ 2,484
Net realized gain                                         313            479
Net unrealized appreciation (depreciation)               (824)         2,474
                                                      -------        -------
    Net Increase from Operations                          640          5,437
Distributions:
From net investment income - Class A                     (754)        (1,658)
In excess of net investment income - Class A              (57)            --
From net realized gains - Class A                        (240)          (201)
From net investment income - Class B                     (401)          (825)
In excess of net investment income - Class B              (31)            --
From net realized gains - Class B                        (157)          (122)
From net investment income - Class C                       (4)            (2)
In excess of net investment income - Class C               (b)            --
From net realized gains - Class C                          (2)            (1)
                                                      -------        -------
                                                       (1,006)         2,628
                                                      -------        -------
Fund Share Transactions :
Receipts for shares sold - Class A                        731          2,735
Value of distributions reinvested - Class A               730          1,237
Cost of shares repurchased - Class A                   (2,110)        (7,779)
                                                      -------        -------
                                                         (649)        (3,807)
                                                      -------        -------
Receipts for shares sold - Class B                      1,800          1,912
Value of distributions reinvested - Class B               428            639
Cost of shares repurchased - Class B                   (1,619)        (2,644)
                                                      -------        -------
                                                          609            (93)
                                                      -------        -------
Receipts for shares sold - Class C                         70            132
Value of distributions reinvested - Class C                 6              3
Cost of shares repurchased - Class C                       (b)            --
                                                      -------        -------
                                                           76            135
                                                      -------        -------
Net Increase (Decrease) from Fund Share
  Transactions                                             36         (3,765)
                                                      -------        -------
        Total Decrease                                   (970)        (1,137)

NET ASSETS
Beginning of period                                    53,238         54,375
                                                      -------        -------
End of period (net of overdistributed and
including undistributed net investment
income of $68 and $7, respectively)
                                                      $52,268        $53,238
                                                      =======        =======

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.
Statement of Changes in Net Assets continued on following page.

See notes to financial statements.

                 STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                    (Unaudited)
                                                    Six months
                                                      ended        Year ended
(in thousands)                                        July 31      January 31
                                                    -----------    ----------
NUMBER OF FUND SHARES                                  1998         1998 (a)
Sold - Class A                                             99            378
Issued for distributions reinvested - Class A              98            170
Repurchased - Class A                                    (284)        (1,074)
                                                      -------        -------
                                                          (87)          (526)
                                                      -------        -------
Sold - Class B                                            242            262
Issued for distributions reinvested - Class B              58             88
Repurchased - Class B                                    (219)          (363)
                                                      -------        -------
                                                           81            (13)
                                                      -------        -------
Sold - Class C                                              9             18
Issued for distributions reinvested - Class C               1             (b)
Repurchased - Class C                                      (b)           --
                                                      -------        -------
                                                           10             18
                                                      -------        -------


(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1998 (UNAUDITED)


NOTE 1.  INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of Colonial Minnesota Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July, 31 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                 Average Net Assets             Annual Fee Rate
                 ------------------             ---------------
                 First $2 billion                   0.50%
                 Over $2 billion                    0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $2,560 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $11,304 and $30 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

                    Valuation of shares             Annual
                outstanding on the 20th of           Fee
               each month which were issued         Rate
               ----------------------------         ----
                Prior to November 30, 1994          0.10%
                On or after December 1, 1994        0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the six months ended July 31, 1998, purchases and sales of investments, other than short-term obligations, were $9,095,506 and $8,605,482 respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

                 Gross unrealized appreciation                 $3,240,620
                 Gross unrealized depreciation                   (109,174)
                                                               ----------
                     Net unrealized appreciation               $3,131,446
                                                               ==========

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1998.

                               FINANCIAL HIGHLIGHTS

   Selected data for a share of each class outstanding throughout each period are as follows:
                                                     (Unaudited)
                                               Six months ended July 31
                                       -----------------------------------------
                                                        1998
                                        Class A        Class B        Class C
                                       ---------      ---------       --------
Net asset value -
   Beginning of period                  $ 7.490        $ 7.490        $ 7.490
                                        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                              0.177          0.147          0.159(b)
Net realized and
  unrealized gain (loss)                 (0.073)        (0.073)        (0.073)
                                        -------        -------        -------
   Total from Investment
      Operations                          0.104          0.074          0.086
                                        -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income               (0.175)        (0.147)        (0.158)
In excess of net investment income       (0.013)        (0.011)        (0.012)
                                        -------        -------        -------
From net realized gains                  (0.056)        (0.056)        (0.056)
                                        -------        -------        -------
Total Distributions
  Declared to Shareholders               (0.244)        (0.214)        (0.226)
                                        -------        -------        -------
Net asset value -
   End of period                        $ 7.350        $ 7.350        $ 7.350
                                        =======        =======        =======
Total return (c)(d)(e)                    1.41%          1.01%          1.17%
                                        =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                           0.96%          1.71%          1.41%
Net investment
   income (f)(g)                          4.66%          3.91%          4.21%
Fees and expenses
   waived or borne
   by the Adviser (f)(g)                  0.09%          0.09%          0.09%
Portfolio turnover (e)                      17%            17%            17%
Net assets at end
  of period (000)                       $31,567        $20,492        $   209

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                        $ 0.003        $ 0.003        $ 0.003
(b) Net of fees waived by the Distributor which amounted to $ 0.011 per share and 0.30% (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser and distributer not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                              FINANCIAL HIGHLIGHTS - CONT

Selected data for a share of each class outstanding throughout each period are as follows:
                                               Year ended January 31
                                       -------------------------------------
                                                      1998
                                        Class A      Class B      Class C (b)
                                       ---------    ---------     ---------
Net asset value -
   Beginning of period                  $ 7.130      $ 7.130       $ 7.470
                                        -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                 0.362        0.308         0.163(c)
Net realized and
  unrealized gain (loss)                  0.405        0.405         0.066
                                        -------      -------       -------
   Total from Investment
      Operations                          0.767        0.713         0.229
                                        -------      -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income               (0.362)      (0.308)       (0.164)
From net realized gains                  (0.045)      (0.045)       (0.045)
                                        -------      -------       -------
Total Distributions
  Declared to Shareholders               (0.407)      (0.353)       (0.209)
                                        -------      -------       -------
Net asset value - End of period         $ 7.490      $ 7.490       $ 7.490
                                        =======      =======       =======
Total return (d)(e)                      11.04%       10.22%         3.13%(f)(g)
                                        =======      =======       =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                              0.91%        1.66%         1.36%(c)(i)
Net investment income (h)                 4.97%        4.22%         4.40%(c)(i)
Fees and expenses waived or
   borne by the Adviser (h)               0.11%       0 .11          0.12%(i)
Portfolio turnover                          19%         19%            19%
Net assets at end
  of period (000)                       $32,824     $20,278        $   136

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                        $ 0.008      $ 0.008       $ 0.008
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $ 0.011 per share and 0.30% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived a portion of the Distribution fee total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

FINANCIAL HIGHLIGHTS - CONT.

                                              Year ended January 31
                                ------------------------------------------------
                                        1997                       1996
                                Class A      Class B       Class A      Class B
                                -------      -------       -------      -------

                                $ 7.350      $ 7.350       $ 6.840      $ 6.840
                                -------      -------       -------      -------

                                  0.369        0.316         0.384        0.332

                                 (0.222       (0.222)        0.516        0.516
                                -------      -------       -------      -------

                                  0.147        0.094         0.900        0.848
                                -------      -------       -------      -------

                                 (0.367)      (0.314)       (0.390)      (0.338)
                                     --           --            --           --
                                -------      -------       -------      -------

                                 (0.367)      (0.314)       (0.390)      (0.338)
                                -------      -------       -------      -------
                                $ 7.130      $ 7.130       $ 7.350      $ 7.350
                                =======      =======       =======      =======
                                  2.16%        1.40%        13.50%       12.66%
                                =======      =======       =======      =======

                                  0.90%        1.65%         0.85%        1.60%
                                  5.19%        4.44%         5.41%        4.66%

                                  0.13%        0.13%         0.24%        0.24%
                                    27%          27%           42%          42%

                                $34,986      $19,389       $36,586      $19,083


                                $ 0.009      $ 0.009       $ 0.016      $ 0.016

                          FINANCIAL HIGHLIGHTS - CONT.

   Selected data for a share of each class outstanding throughout each period are as follows:




                                                 Year ended January 31
                                     -------------------------------------------
                                            1995                   1994
                                     Class A    Class B     Class A     Class B
                                     -------    -------     -------     -------
Net asset value -
   Beginning of period               $ 7.480    $ 7.480     $ 7.160     $ 7.160
                                     -------    -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)              0.415      0.363       0.419       0.364
Net realized and
unrealized gain (loss)                (0.642)    (0.642)      0.323       0.323
                                     -------    -------     -------     -------
   Total from Investment
     Operations                       (0.227)    (0.279)      0.742       0.687
                                     -------    -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                             (0.413)    (0.361)     (0.422)     (0.367)
                                     -------    -------     -------     -------
Net asset value -
   End of period                     $ 6.840    $ 6.840     $ 7.480     $ 7.480
                                     =======    =======     =======     =======
 Total return (b)(c)                 (2.92)%    (3.65)%      10.62%       9.81%
                                     =======    =======     =======     =======

RATIOS TO AVERAGE NET ASSETS
Expenses                               0.72%      1.47%       0.82%       1.57%
Net investment income                  5.98%      5.23%       5.69%       4.94%
Fees and expenses
  waived or borne
  by the Adviser                       0.26%      0.26%       0.20%       0.20%
Portfolio turnover                       26%        26%          9%          9%
Net assets at end
  of period (000)                    $35,846    $14,731     $41,326     $10,317

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                     $ 0.018    $ 0.018     $ 0.015     $ 0.015
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Minnesota Tax-Exempt Fund is:
Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Minnesota Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Minnesota Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.


*Effective October 1, 1998, Colonial Investors Service Center, Inc. - the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds - will change its name to Liberty Funds Services, Inc.

--------------------------------------------------------------------------------
                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[Logo] LIBERTY
       COLONIAL FUNDS o STEIN ROE ADVISOR FUNDS o NEWPORT FUNDS
       Liberty Funds Distributor, Inc. (C)1998
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com
                                                   MN-03/742F-0798 (9/98) 98/935
--------------------------------------------------------------------------------